Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	159	214	534
Exercised (in shares)	(143)	(30)	(287)
Forfeitures and cancellations (in shares)	(16)	(25)	(33)
Outstanding at end of year (in shares)	0	159	214
Vested and exercisable at end of year (in shares)	0	159	214
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 2,192	$ 659	$ 10,172
Aggregate intrinsic value, Outstanding at end of year	$ 0	$ 3,958	$ 3,665
1997 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	0	25	58
Exercised (in shares)	0	0	0
Forfeitures and cancellations (in shares)	0	(25)	(33)
Outstanding at end of year (in shares)	0	0	25
Vested and exercisable at end of year (in shares)	0	0	25
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 0	$ 64.51	$ 113.46
Exercised (in dollars per share)	0	0	0
Forfeitures and cancellations (in dollars per share)	0	64.51	150.46
Outstanding at end of year (in dollars per share)	0	0	64.51
Vested and exercisable at end of year (in dollars per share)	$ 0	$ 0	$ 64.51
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years	0 years	2 months 12 days
Weighted average remaining life, Vested and exercisable at end of year	0 years	0 years	2 months 12 days
2010 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	159	189	476
Exercised (in shares)	(143)	(30)	(287)
Forfeitures and cancellations (in shares)	(16)	0	0
Outstanding at end of year (in shares)	0	159	189
Vested and exercisable at end of year (in shares)	0	159	189
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 12.07	$ 11.98	$ 11.73
Exercised (in dollars per share)	12.13	11.50	11.56
Forfeitures and cancellations (in dollars per share)	11.50	0	0
Outstanding at end of year (in dollars per share)	0	12.07	11.98
Vested and exercisable at end of year (in dollars per share)	$ 0	$ 12.07	$ 11.98
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years	8 months 23 days	1 year 8 months 1 day
Weighted average remaining life, Vested and exercisable at end of year	0 years	8 months 23 days	1 year 8 months 1 day